REVENUE - Contract Balances (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUE
Contract costs - incremental costs to obtain	$ 3,724,226	$ 2,748,585
Contract assets - contingent commission		54,540,886		$ 46,320,193	$ 40,099,818
Contract assets - contingent commission	45,016,883	54,540,886
Contract liabilities	$ 43,765,039	$ 39,207,920	$ 21,283,763	$ 17,264,876